Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
RECEIVABLES

5.      RECEIVABLES

As of September 30, 2023, accounts receivable consists of customer receivables of $3,363 (net an allowance for doubtful accounts of $400) and GST receivable of $25,923. As of December 31, 2022, accounts receivable consists of customer receivables of $46,592 (net an allowance for doubtful accounts of $6,100) and GST receivable of $14,157.

5.      RECEIVABLES

As of December 31, 2022, accounts receivable consists of customer receivables of $46,592 (net an allowance for doubtful accounts of $6,100) and GST receivable of $14,157. As of December 31, 2021, accounts receivable consists of customer receivables of $90,808 (net an allowance for doubtful accounts of $11,500) and GST receivable of $32,809.